SCHEDULE OF ACCOUNTS AND OTHER PAYABLES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable	$ 375,774	$ 62,889
Accrued Expenses	1,595,660	2,834,726
Deferred Revenue and Customer Deposits	158,948	58,211
Accounts and Other Payables	$ 2,130,382	2,955,826
Previously Reported [Member]
Accounts Payable		62,889	$ 405,819
Accrued Expenses		2,834,726	2,751,127
Deferred Revenue and Customer Deposits		58,211	864
Accounts and Other Payables		$ 2,955,826	$ 3,157,810